Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

Those assets and liabilities measured at fair value on a recurring basis are summarized below:

	December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In Thousands)
Debt securites available for sale:
U.S. agency securities	$—	$7,864	$—	$7,864
Obligations of state and political subdivisions	—	27,443	—	27,443
Asset-backed securities	—	88,607	—	88,607
Collateralized loan obligations	—	126,308	—	126,308
Corporate bonds	—	162,416	—	162,416
Trust preferred securities	—	7,820	—	7,820

Total debt securities	—	420,458	—	420,458
Mortgage-backed securities available for sale:
Collateralized mortgage obligations	—	79,176	—	79,176
Residential pass-through securities	—	295,922	—	295,922
Commercial pass-through securities	—	16,450	—	16,450

Total mortgage-backed securities	—	391,548	—	391,548

Total securities available for sale	$—	$812,006	$—	$812,006

Derivative instruments
Interest rate swaps	$—	$(5,749)	$—	$(5,749)
Interest rate caps	—	1,403	—	1,403

Total mortgage-backed securities	$—	$(4,346)	$—	$(4,346)

	June 30, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In Thousands)
Debt securites available for sale:
U.S. agency securities	$—	$4,205	$—	$4,205
Obligations of state and political subdivisions	—	26,773	—	26,773
Asset-backed securities	—	87,316	—	87,316
Collateralized loan obligations	—	119,572	—	119,572
Corporate bonds	—	162,234	—	162,234
Trust preferred securities	—	7,798	—	7,798

Total debt securities	—	407,898	—	407,898
Mortgage-backed securities available for sale:
Collateralized mortgage obligations	—	83,270	—	83,270
Residential pass-through securities	—	353,953	—	353,953

Total mortgage-backed securities	—	437,223	—	437,223

Total securities available for sale	$—	$845,121	$—	$845,121

Derivative instruments
Interest rate swaps	$—	$(2,714)	$—	$(2,714)
Interest rate caps	—	1,739	—	1,739

Total mortgage-backed securities	$—	$(975)	$—	$(975)

Those assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance
	(In Thousands)
At June 30, 2014:

Debt securities available for sale:

U.S. agency securities	$—	$4,205	$—	$4,205
Obligations of state and political subdivisions	—	26,773	—	26,773
Asset-backed securities	—	87,316	—	87,316
Collateralized loan obligations	—	119,572	—	119,572
Corporate bonds	—	162,234	—	162,234
Trust preferred securities	—	7,798	—	7,798

Total debt securities	—	407,898	—	407,898

Mortgage-backed securities available for sale:

Collateralized mortgage obligations	—	83,270	—	83,270
Residential pass-through securities	—	353,953	—	353,953

Total mortgage-backed securities	—	437,223	—	437,223

Total securities available for sale	$—	$845,121	$—	$845,121

Derivative instruments:

Interest rate swaps	$—	$(2,714)	$—	$(2,714)

Interest rate caps	—	1,739	—	1,739

Total derivatives	$—	$(975)	$—	$(975)

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance
	(In Thousands)
At June 30, 2013:

Debt securities available for sale:

U.S. agency securities	$—	$5,015	$—	$5,015
Obligations of state and political subdivisions	—	25,307	—	25,307
Asset-backed securities	—	24,798	—	24,798
Collateralized loan obligations	—	78,486	—	78,486
Corporate bonds	—	159,192	—	159,192
Trust preferred securities	—	6,324	1,000	7,324

Total debt securities	—	299,122	1,000	300,122

Mortgage-backed securities available for sale:

Collateralized mortgage obligations	—	62,482	—	62,482
Residential pass-through securities	—	628,154	—	628,154
Commercial pass-through securities	—	90,016	—	90,016

Total mortgage-backed securities	—	780,652	—	780,652

Total securities available for sale	$—	$1,079,774	$1,000	$1,080,774

Derivative instruments:

Interest rate swaps	$—	$2,837	$—	$2,837

Interest rate caps	—	2,808	—	2,808

Total derivatives	$—	$5,645	$—	$5,645

Schedule of Assets and Liabilities Measured At Fair Value on a Non-recurring Basis

Those assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In Thousands)
Impaired loans	$—	$—	$9,931	$9,931

	June 30, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(In Thousands)
Impaired loans	$—	$—	$10,387	$10,387

Those assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance
	(In Thousands)
At June 30, 2014
Impaired loans	$—	$—	$10,387	$10,387

At June 30, 2013
Impaired loans	$—	$—	$14,603	$14,603
Real estate owned	—	—	229	229

Schedule of Quantitative Information about Level 3 Fair Value Measurements

The following table presents additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company has utilized adjusted Level 3 inputs to determine fair value:

	December 31, 2014
	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range	Weighted Average
	(In Thousands)
Impaired loans	$9,931	Market valuation of underlying collateral	(1)	Direct disposal costs	(2)	6% - 10%	7.44%

	June 30, 2014
	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range	Weighted Average
	(In Thousands)
Impaired loans	$10,387	Market valuation of underlying collateral	(1)	Direct disposal costs	(2)	6% - 10%	7.10%

(1)	The fair value of impaired loans is generally determined based on an independent appraisal of the market value of a loan’s underlying collateral.
(2)	The fair value basis of impaired loans and real estate owned is adjusted to reflect management estimates of disposal costs including, but not necessarily limited to, real estate brokerage commissions and title transfer fees, with such cost estimates generally ranging from 6% to 10% of collateral or property market value.

The following table presents additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company has utilized adjusted Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range	Weighted Average
	(In Thousands)

At June 30, 2014
Impaired loans	$10,387	Market valuation of underlying collateral (1)	Direct disposal costs (3)	6% - 10%	7.10%
At June 30, 2013
Impaired loans	$14,603	Market valuation of underlying collateral (1)	Direct disposal costs (3)	6% - 10%	7.21%

Real estate owned	$229	Market valuation property (2)	Direct disposal costs (3)	6% - 10%	8.51%

(1)	The fair value basis of impaired loans is generally determined based on an independent appraisal of the market value of a loan’s underlying collateral.
(2)	The fair value basis of real estate owned is generally determined based upon the lower of an independent appraisal of the property’s market value or the applicable listing price or contracted sales price.
(3)	The fair value basis of impaired loans and real estate owned is adjusted to reflect management estimates of disposal costs including, but not necessarily limited to, real estate brokerage commissions and title transfer fees, with such cost estimates generally ranging from 6% to 10% of collateral or property market value.

Schedule of Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments are as follows:

	December 31, 2014
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In Thousands)
Financial assets:
Cash and cash equivalents	$96,436	$96,436	$96,436	$—	$—
Debt securities available for sale	420,458	420,458	—	420,458	—
Debt securities held to maturity	219,906	218,064	—	218,064	—
Loans receivable	1,801,487	1,805,949	—	—	1,805,949
Mortgage-backed securities available for sale	391,548	391,548	—	391,548	—
Mortgage-backed securities held to maturity	322,529	325,709	—	325,709	—
FHLB Stock	27,382	27,382	—	—	27,382
Interest receivable	9,059	9,059	9,059	—	—
Financial liabilities:
Deposits (1)	2,464,845	2,475,832	1,443,931	—	1,031,901
Borrowings	563,002	575,243	—	—	575,243
Interest payable on borrowings	1,032	1,032	1,032	—	—
Derivative instruments:
Interest rate swaps	(5,749)	(5,749)	—	(5,749)	—
Interest rate caps	1,403	1,403	—	1,403	—

(1)	Includes accrued interest payable on deposits of $65,000 at December 31, 2014.

	June 30, 2014
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In Thousands)
Financial assets:
Cash and cash equivalents	$135,034	$135,034	$135,034	$—	$—
Debt securities available for sale	407,898	407,898	—	407,898	—
Debt securities held to maturity	216,414	213,472	—	213,472	—
Loans receivable	1,729,084	1,711,972	—	—	1,711,972
Mortgage-backed securities available for sale	437,223	437,223	—	437,223	—
Mortgage-backed securities held to maturity	295,658	293,781	—	293,781	—
FHLB Stock	25,990	25,990	—	—	25,990
Interest receivable	9,013	9,013	9,013	—	—
Financial liabilities:
Deposits (1)	2,479,941	2,490,933	1,442,723	—	1,048,210
Borrowings	512,257	521,839	—	—	521,539
Interest payable on borrowings	1,001	1,001	1,001	—	—
Derivative instruments:
Interest rate swaps	(2,714)	(2,714)	—	(2,714)	—
Interest rate caps	1,739	1,739	—	1,739	—

(1)	Includes accrued interest payable on deposits of $69,000 at June 30, 2014.

The carrying amounts and fair values of financial instruments are as follows:

	Carrying Amount and Fair Value Measurements at June 30, 2014
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In Thousands)
Financial assets:
Cash and cash equivalents	$135,034	$135,034	$135,034	$—	$—
Debt securities available for sale	407,898	407,898	—	407,898	—
Debt securities held to maturity	216,414	213,472	—	213,472	—
Loans receivable	1,729,084	1,711,972	—	—	1,711,972
Mortgage-backed securities available for sale	437,223	437,223	—	437,223	—
Mortgage-backed securities held to maturity	295,658	293,781	—	293,781	—
FHLB stock	25,990	25,990	—	—	25,990
Interest receivable	9,013	9,013	9,013	—	—

Financial liabilities:
Deposits (A)	2,479,941	2,490,933	1,442,723	—	1,048,210
Borrowings	512,257	521,839	—	—	521,839
Interest payable on borrowings	1,001	1,001	1,001	—	—

Derivative instruments:
Interest rate swaps	(2,714)	(2,714)	—	(2,714)	—
Interest rate caps	1,739	1,739	—	1,739	—

(A)	Includes accrued interest payable on deposits of $69,000 at June 30, 2014.

	Carrying Amount and Fair Value Measurements at June 30, 2013
	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In Thousands)
Financial assets:
Cash and cash equivalents	$127,034	$127,034	$127,034	$—	$—
Debt securities available for sale	300,122	300,122	—	299,122	1,000
Debt securities held to maturity	210,015	202,328	—	202,328	—
Loans receivable	1,349,975	1,359,799	—	—	1,359,799
Mortgage-backed securities available for sale	780,652	780,652	—	780,652	—
Mortgage-backed securities held to maturity	101,114	96,447	—	96,447	—
FHLB stock	15,666	15,666	—	—	15,666
Interest receivable	8,028	8,028	8,028	—	—

Financial liabilities:
Deposits (A)	2,370,508	2,376,290	1,389,044	—	987,246
Borrowings	287,695	295,914	—	—	295,914
Interest payable on borrowings	938	938	938	—	—

Derivative instruments:
Interest rate swaps	2,837	2,837	—	2,837	—
Interest rate caps	2,808	2,808	—	2,808	—

(A)	Includes accrued interest payable on deposits of $47,000 at June 30, 2013.